First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 99.5%
	Automotive – 3.6%
$2,300,000	Dana, Inc.	4.50%	02/15/32	$2,200,134
2,195,000	Dornoch Debt Merger Sub, Inc. (a)	6.63%	10/15/29	2,120,919
1,400,000	Ford Motor Co.	4.35%	12/08/26	1,455,272
4,605,000	Ford Motor Credit Co., LLC (b)	4.13%	08/17/27	4,725,144
5,000,000	Ford Motor Credit Co., LLC (b)	5.11%	05/03/29	5,369,775
2,805,000	Thor Industries, Inc. (a) (b)	4.00%	10/15/29	2,675,269
				18,546,513
	Basic Industry – 7.5%
1,370,000	BCPE Ulysses Intermediate, Inc. (a) (c)	7.75%	04/01/27	1,339,476
645,000	Brundage-Bone Concrete Pumping Holdings, Inc. (a) (b)	6.00%	02/01/26	653,762
3,081,000	Builders FirstSource, Inc. (a) (b)	6.75%	06/01/27	3,211,172
630,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	617,784
1,285,000	Coeur Mining, Inc. (a)	5.13%	02/15/29	1,227,580
3,515,000	Cornerstone Building Brands, Inc. (a) (b)	6.13%	01/15/29	3,632,313
640,000	CP Atlas Buyer, Inc. (a)	7.00%	12/01/28	609,638
2,540,000	Dycom Industries, Inc. (a) (b)	4.50%	04/15/29	2,491,524
1,150,000	Foundation Building Materials, Inc. (a)	6.00%	03/01/29	1,111,320
900,000	Great Lakes Dredge & Dock Corp. (a)	5.25%	06/01/29	921,758
2,445,000	JELD-WEN, Inc. (a) (b)	4.88%	12/15/27	2,443,985
2,979,000	KB Home (b)	7.50%	09/15/22	3,078,916
1,820,000	LGI Homes, Inc. (a) (b)	4.00%	07/15/29	1,722,676
1,855,000	Meritage Homes Corp.	6.00%	06/01/25	2,005,784
1,125,000	Novelis Corp. (a)	3.25%	11/15/26	1,092,167
885,000	Novelis Corp. (a)	3.88%	08/15/31	833,329
2,045,000	Olin Corp. (b)	5.13%	09/15/27	2,088,896
385,000	Olympus Water US Holding Corp. (a)	4.25%	10/01/28	366,020
825,000	Park River Holdings, Inc. (a)	5.63%	02/01/29	753,790
1,745,000	Standard Industries, Inc./NJ (a)	4.38%	07/15/30	1,673,691
1,390,000	TopBuild Corp. (a) (b)	4.13%	02/15/32	1,353,985
3,765,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (b)	5.88%	06/15/24	3,952,723
770,000	Weekley Homes LLC/Weekley Finance Corp. (a)	4.88%	09/15/28	758,546
1,055,000	White Cap Parent LLC (a) (d)	8.25%	03/15/26	1,072,001
				39,012,836
	Capital Goods – 5.3%
1,065,000	Amsted Industries, Inc. (a)	5.63%	07/01/27	1,093,702
1,589,000	Berry Global, Inc. (a) (b)	4.50%	02/15/26	1,595,332
1,470,000	EnerSys (a)	4.38%	12/15/27	1,480,239
985,000	Graphic Packaging International LLC (a) (b)	3.75%	02/01/30	947,166
81,000	Howmet Aerospace, Inc.	6.88%	05/01/25	89,667
5,605,000	Howmet Aerospace, Inc. (b)	3.00%	01/15/29	5,304,796
3,100,000	Mauser Packaging Solutions Holding Co. (a) (b)	5.50%	04/15/24	3,100,341
1,010,000	Mauser Packaging Solutions Holding Co. (a)	7.25%	04/15/25	1,002,006
2,090,000	Owens-Brockway Glass Container, Inc. (a)	6.63%	05/13/27	2,194,500
625,000	TransDigm, Inc. (a)	8.00%	12/15/25	653,834
2,685,000	TransDigm, Inc. (a) (b)	6.25%	03/15/26	2,768,235
3,055,000	TransDigm, Inc. (b)	5.50%	11/15/27	3,075,239
2,515,000	TriMas Corp. (a) (b)	4.13%	04/15/29	2,468,523
990,000	Triumph Group, Inc. (a)	8.88%	06/01/24	1,058,038
550,000	Triumph Group, Inc. (a)	6.25%	09/15/24	548,743
				27,380,361
	Consumer Goods – 6.6%
2,245,000	CD&R Smokey Buyer, Inc. (a)	6.75%	07/15/25	2,340,065

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Goods (Continued)
$750,000	Chobani LLC/Chobani Finance Corp., Inc. (a)	7.50%	04/15/25	$766,489
600,000	Chobani LLC/Chobani Finance Corp., Inc. (a)	4.63%	11/15/28	594,918
3,545,000	Darling Ingredients, Inc. (a) (b)	5.25%	04/15/27	3,619,445
2,120,000	Edgewell Personal Care Co. (a) (b)	5.50%	06/01/28	2,201,938
1,185,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	1,122,248
2,470,000	Kraft Heinz Foods Co. (b)	5.00%	07/15/35	2,817,629
1,570,000	Kraft Heinz Foods Co.	4.38%	06/01/46	1,665,377
1,855,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a)	5.00%	12/31/26	1,738,172
3,449,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a) (b)	7.00%	12/31/27	3,128,829
1,585,000	Mattel, Inc. (a) (b)	5.88%	12/15/27	1,686,060
893,000	Newell Brands, Inc.	5.88%	04/01/36	1,051,271
1,000,000	Performance Food Group, Inc. (a)	4.25%	08/01/29	940,010
1,765,000	Post Holdings, Inc. (a) (b)	5.75%	03/01/27	1,813,628
2,760,000	Post Holdings, Inc. (a) (b)	4.63%	04/15/30	2,663,869
3,800,000	Primo Water Holdings, Inc. (a) (b)	4.38%	04/30/29	3,660,768
1,100,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed (a)	4.63%	03/01/29	1,056,665
740,000	Triton Water Holdings, Inc. (a)	6.25%	04/01/29	694,675
670,000	US Foods, Inc. (a)	4.63%	06/01/30	654,302
				34,216,358
	Energy – 16.6%
1,200,000	Aethon United BR L.P./Aethon United Finance Corp. (a)	8.25%	02/15/26	1,265,556
600,000	Apache Corp.	5.10%	09/01/40	630,291
2,170,000	Archrock Partners L.P./Archrock Partners Finance Corp. (a)	6.25%	04/01/28	2,191,613
1,560,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a)	7.00%	11/01/26	1,560,476
970,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	8.25%	12/31/28	1,017,307
2,624,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	5.88%	06/30/29	2,535,374
2,369,000	Centennial Resource Production LLC (a)	6.88%	04/01/27	2,398,814
755,000	Cheniere Energy Partners L.P.	4.50%	10/01/29	773,052
1,020,000	Cheniere Energy, Inc.	4.63%	10/15/28	1,036,998
1,100,000	CNX Midstream Partners L.P. (a)	4.75%	04/15/30	1,075,872
2,080,000	CNX Resources Corp. (a)	7.25%	03/14/27	2,186,194
322,000	CNX Resources Corp. (a)	6.00%	01/15/29	332,185
391,000	Continental Resources, Inc./OK	4.38%	01/15/28	413,092
1,025,000	CrownRock L.P./CrownRock Finance, Inc. (a)	5.00%	05/01/29	1,036,234
934,000	DCP Midstream Operating L.P.	5.13%	05/15/29	990,867
1,295,000	DCP Midstream Operating L.P.	3.25%	02/15/32	1,225,821
2,650,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. (a) (b)	7.13%	06/01/28	2,692,440
2,096,000	Endeavor Energy Resources L.P./EER Finance, Inc. (a)	6.63%	07/15/25	2,193,338
335,000	Endeavor Energy Resources L.P./EER Finance, Inc. (a)	5.75%	01/30/28	347,022
2,335,000	EnLink Midstream LLC	5.38%	06/01/29	2,360,113
1,825,000	EQM Midstream Partners L.P. (a)	6.50%	07/01/27	1,922,332
1,700,000	EQM Midstream Partners L.P.	5.50%	07/15/28	1,722,780
3,620,000	EQM Midstream Partners L.P. (a) (b)	4.75%	01/15/31	3,471,019
791,000	Hess Midstream Operations L.P. (a)	5.63%	02/15/26	807,793
1,040,000	Hess Midstream Operations L.P. (a)	4.25%	02/15/30	1,005,264
1,845,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a) (b)	5.75%	02/01/29	1,884,944
1,320,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (a)	6.00%	02/01/31	1,353,396
210,000	Laredo Petroleum, Inc.	10.13%	01/15/28	221,334
1,785,000	Laredo Petroleum, Inc. (a)	7.75%	07/31/29	1,727,621
1,130,000	Nabors Industries, Inc. (a)	7.38%	05/15/27	1,156,775
4,280,000	Occidental Petroleum Corp. (b)	8.50%	07/15/27	5,147,684
3,070,000	Occidental Petroleum Corp. (b)	6.63%	09/01/30	3,608,355

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Energy (Continued)
$1,800,000	Occidental Petroleum Corp. (b)	6.13%	01/01/31	$2,080,575
3,195,000	PBF Holding Co., LLC/PBF Finance Corp. (a) (b)	9.25%	05/15/25	3,126,619
1,445,000	PBF Logistics LP/PBF Logistics Finance Corp.	6.88%	05/15/23	1,421,591
725,000	Rockcliff Energy II LLC (a)	5.50%	10/15/29	730,307
1,070,000	SM Energy Co.	6.50%	07/15/28	1,107,086
730,000	Southwestern Energy Co.	8.38%	09/15/28	801,894
3,265,000	Southwestern Energy Co. (b)	5.38%	03/15/30	3,350,363
1,700,000	Southwestern Energy Co.	4.75%	02/01/32	1,700,000
770,000	Sunoco L.P./Sunoco Finance Corp.	6.00%	04/15/27	795,333
2,240,000	Sunoco L.P./Sunoco Finance Corp. (b)	4.50%	05/15/29	2,196,846
920,000	Tap Rock Resources LLC (a)	7.00%	10/01/26	944,219
2,000,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	5.00%	01/15/28	2,052,380
1,645,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	6.88%	01/15/29	1,801,111
730,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	5.50%	03/01/30	774,213
1,500,000	USA Compression Partners L.P./USA Compression Finance Corp.	6.88%	04/01/26	1,528,823
1,830,000	USA Compression Partners L.P./USA Compression Finance Corp.	6.88%	09/01/27	1,881,020
1,720,000	Venture Global Calcasieu Pass LLC (a) (b)	3.88%	08/15/29	1,718,727
2,645,000	Venture Global Calcasieu Pass LLC (a) (b)	4.13%	08/15/31	2,666,836
905,000	Venture Global Calcasieu Pass LLC (a)	3.88%	11/01/33	897,565
909,000	Western Midstream Operating L.P.	4.50%	03/01/28	957,886
1,251,000	Western Midstream Operating L.P.	4.55%	02/01/30	1,312,449
				86,137,799
	Financial Services – 3.2%
2,635,000	Fortress Transportation and Infrastructure Investors LLC (a) (b)	5.50%	05/01/28	2,555,950
2,100,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp.	5.25%	05/15/27	2,119,834
270,000	LD Holdings Group LLC (a)	6.13%	04/01/28	241,196
1,395,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	1,407,269
1,010,000	Midcap Financial Issuer Trust (a)	6.50%	05/01/28	1,019,494
1,330,000	MSCI, Inc. (a)	3.88%	02/15/31	1,330,346
1,540,000	OneMain Finance Corp.	6.13%	03/15/24	1,615,060
765,000	OneMain Finance Corp. (b)	8.88%	06/01/25	812,874
610,000	OneMain Finance Corp.	3.50%	01/15/27	582,303
1,011,000	OneMain Finance Corp. (b)	5.38%	11/15/29	1,028,066
1,225,000	PennyMac Financial Services, Inc. (a)	5.38%	10/15/25	1,226,733
2,640,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a) (b)	3.63%	03/01/29	2,478,445
				16,417,570
	Healthcare – 11.2%
3,065,000	Avantor Funding, Inc. (a) (b)	3.88%	11/01/29	2,947,825
1,025,000	Bausch Health Americas, Inc. (a)	8.50%	01/31/27	1,037,941
2,775,000	Carriage Services, Inc. (a) (b)	4.25%	05/15/29	2,709,538
1,365,000	Catalent Pharma Solutions, Inc. (a)	3.50%	04/01/30	1,279,892
4,010,000	Centene Corp. (b)	4.63%	12/15/29	4,176,174
4,825,000	Centene Corp. (b)	3.00%	10/15/30	4,689,393
875,000	CHS/Community Health Systems, Inc. (a)	6.63%	02/15/25	905,975
4,765,000	CHS/Community Health Systems, Inc. (a) (b)	8.00%	03/15/26	4,966,941
765,000	CHS/Community Health Systems, Inc. (a)	5.63%	03/15/27	771,315
1,485,000	CHS/Community Health Systems, Inc. (a)	6.00%	01/15/29	1,513,297
1,305,000	CHS/Community Health Systems, Inc. (a)	6.88%	04/15/29	1,292,381
2,250,000	CHS/Community Health Systems, Inc. (a)	5.25%	05/15/30	2,243,239
1,770,000	HCA, Inc.	3.50%	09/01/30	1,772,974

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$1,665,000	HealthEquity, Inc. (a) (b)	4.50%	10/01/29	$1,629,619
2,779,000	Mozart Debt Merger Sub, Inc. (a) (b)	3.88%	04/01/29	2,677,664
740,000	Mozart Debt Merger Sub, Inc. (a)	5.25%	10/01/29	720,993
732,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A. (a)	7.38%	06/01/25	767,114
2,065,000	Par Pharmaceutical, Inc. (a)	7.50%	04/01/27	2,083,358
885,000	PRA Health Sciences, Inc. (a)	2.88%	07/15/26	867,689
1,325,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,336,686
990,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	900,009
4,750,000	Service Corp International (b)	7.50%	04/01/27	5,595,096
615,000	Syneos Health, Inc. (a)	3.63%	01/15/29	578,973
1,730,000	Teleflex, Inc. (a)	4.25%	06/01/28	1,720,295
7,000,000	Tenet Healthcare Corp. (a) (b)	6.13%	10/01/28	7,022,610
2,275,000	Tenet Healthcare Corp. (a)	4.38%	01/15/30	2,196,203
				58,403,194
	Insurance – 0.4%
1,275,000	MGIC Investment Corp.	5.25%	08/15/28	1,320,345
505,000	NMI Holdings, Inc. (a)	7.38%	06/01/25	560,964
				1,881,309
	Leisure – 4.4%
1,730,000	Affinity Gaming (a) (b)	6.88%	12/15/27	1,758,484
250,000	Boyd Gaming Corp. (a)	8.63%	06/01/25	265,515
1,290,000	Caesars Entertainment, Inc. (a)	6.25%	07/01/25	1,333,686
1,055,000	Caesars Resort Collection LLC/CRC Finco, Inc. (a)	5.75%	07/01/25	1,087,795
1,200,000	Everi Holdings, Inc. (a)	5.00%	07/15/29	1,195,818
1,730,000	Hilton Domestic Operating Co., Inc.	4.88%	01/15/30	1,777,929
2,980,000	Mohegan Gaming & Entertainment (a) (b)	8.00%	02/01/26	3,041,537
700,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (a)	5.88%	10/01/28	713,454
3,300,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (a) (b)	4.88%	05/15/29	3,263,683
2,005,000	Penn National Gaming, Inc. (a)	4.13%	07/01/29	1,887,738
3,175,000	Scientific Games International, Inc. (a) (b)	7.00%	05/15/28	3,339,243
775,000	Station Casinos LLC (a)	4.50%	02/15/28	754,059
750,000	Station Casinos LLC (a)	4.63%	12/01/31	713,730
1,485,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (a)	5.13%	10/01/29	1,445,581
				22,578,252
	Media – 8.2%
1,235,000	Arches Buyer, Inc. (a) (b)	4.25%	06/01/28	1,164,975
2,300,000	Arches Buyer, Inc. (a) (b)	6.13%	12/01/28	2,233,737
3,330,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	4.75%	03/01/30	3,301,245
3,500,000	CSC Holdings LLC (b)	5.25%	06/01/24	3,608,955
2,325,000	CSC Holdings LLC (a) (b)	5.50%	04/15/27	2,368,414
2,230,000	CSC Holdings LLC (a)	4.63%	12/01/30	1,985,058
595,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)	5.38%	08/15/26	274,697
305,000	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)	6.63%	08/15/27	79,300
2,655,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. (a) (b)	5.88%	08/15/27	2,671,196
900,000	DISH DBS Corp.	5.88%	11/15/24	909,324
1,200,000	DISH DBS Corp.	7.75%	07/01/26	1,238,034
4,015,000	DISH DBS Corp. (a) (b)	5.25%	12/01/26	3,902,078
3,520,000	DISH DBS Corp. (b)	7.38%	07/01/28	3,407,149
1,255,000	iHeartCommunications, Inc. (a)	5.25%	08/15/27	1,276,335

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$1,250,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	$1,246,556
2,185,000	Lamar Media Corp.	4.00%	02/15/30	2,101,129
2,725,000	Match Group Holdings II LLC (a) (b)	3.63%	10/01/31	2,501,461
945,000	News Corp. (a)	3.88%	05/15/29	904,412
920,000	Nexstar Media, Inc. (a)	5.63%	07/15/27	944,339
2,175,000	Sirius XM Radio, Inc. (a)	4.13%	07/01/30	2,075,483
410,000	TEGNA, Inc.	4.63%	03/15/28	403,071
655,000	TripAdvisor, Inc. (a)	7.00%	07/15/25	686,918
880,000	Univision Communications, Inc. (a)	4.50%	05/01/29	869,356
1,235,000	Urban One, Inc. (a)	7.38%	02/01/28	1,257,372
1,490,000	WMG Acquisition Corp. (a)	3.75%	12/01/29	1,418,990
				42,829,584
	Real Estate – 3.8%
1,199,000	Iron Mountain, Inc. (a) (b)	4.88%	09/15/27	1,204,252
1,845,000	Iron Mountain, Inc. (a) (b)	5.25%	03/15/28	1,874,575
1,575,000	Iron Mountain, Inc. (a) (b)	5.25%	07/15/30	1,566,582
1,375,000	Iron Mountain, Inc. (a) (b)	4.50%	02/15/31	1,305,975
910,000	Iron Mountain, Inc. (a)	5.63%	07/15/32	925,174
890,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (a)	4.75%	06/15/29	872,360
1,845,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.	5.63%	05/01/24	1,953,117
905,000	Realogy Group LLC/Realogy Co-Issuer Corp. (a)	5.75%	01/15/29	889,775
3,800,000	Realogy Group LLC/Realogy Co-Issuer Corp. (a) (b)	5.25%	04/15/30	3,655,714
1,840,000	SBA Communications Corp.	3.13%	02/01/29	1,717,594
1,934,000	Service Properties Trust	7.50%	09/15/25	2,041,466
1,030,000	VICI Properties L.P./VICI Note Co., Inc. (a)	4.63%	12/01/29	1,061,812
925,000	XHR LP (a)	4.88%	06/01/29	908,479
				19,976,875
	Retail – 7.1%
4,290,000	Albertsons Cos, Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC (a) (b)	3.50%	03/15/29	4,057,611
2,150,000	Arko Corp. (a) (b)	5.13%	11/15/29	2,048,122
1,430,000	Asbury Automotive Group, Inc. (a)	5.00%	02/15/32	1,421,298
390,000	At Home Group, Inc. (a)	4.88%	07/15/28	374,995
817,000	Bath & Body Works, Inc. (a)	9.38%	07/01/25	978,357
4,100,000	Bath & Body Works, Inc. (b)	7.50%	06/15/29	4,481,423
1,200,000	Bath & Body Works, Inc. (a) (b)	6.63%	10/01/30	1,295,826
2,085,000	Foot Locker, Inc. (a)	4.00%	10/01/29	2,013,881
555,000	Group 1 Automotive, Inc. (a)	4.00%	08/15/28	533,649
2,000,000	Hanesbrands, Inc. (a)	4.63%	05/15/24	2,040,000
700,000	LCM Investments Holdings II LLC (a)	4.88%	05/01/29	675,476
275,000	Macy’s Retail Holdings LLC	2.88%	02/15/23	276,081
2,425,000	Macy’s Retail Holdings LLC (b)	3.63%	06/01/24	2,458,707
2,500,000	Macy’s Retail Holdings LLC (a) (b)	5.88%	04/01/29	2,548,950
1,900,000	Michaels Cos (The), Inc. (a) (b)	5.25%	05/01/28	1,834,440
1,620,000	Michaels Cos (The), Inc. (a)	7.88%	05/01/29	1,485,038
875,000	Nordstrom, Inc.	4.38%	04/01/30	821,052
2,680,000	QVC, Inc. (b)	4.38%	09/01/28	2,473,466
2,795,000	Sonic Automotive, Inc. (a) (b)	4.63%	11/15/29	2,733,049
2,615,000	Victoria’s Secret & Co. (a) (b)	4.63%	07/15/29	2,523,946
				37,075,367

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Services – 10.2%
$1,870,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	6.63%	07/15/26	$1,922,603
3,005,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	9.75%	07/15/27	3,174,858
685,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	6.00%	06/01/29	650,325
1,095,000	APX Group, Inc. (a)	6.75%	02/15/27	1,125,999
715,000	Aramark Services, Inc. (a)	5.00%	02/01/28	711,207
390,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a)	5.38%	03/01/29	391,544
1,250,000	Brink’s (The) Co. (a) (b)	5.50%	07/15/25	1,297,094
625,000	Clarivate Science Holdings Corp. (a)	3.88%	07/01/28	597,656
2,420,000	Clean Harbors, Inc. (a) (b)	4.88%	07/15/27	2,482,920
1,900,000	CoreLogic, Inc. (a)	4.50%	05/01/28	1,823,430
675,000	Covanta Holding Corp. (a)	4.88%	12/01/29	673,856
950,000	GYP Holdings III Corp. (a) (b)	4.63%	05/01/29	924,132
3,045,000	H&E Equipment Services, Inc. (a) (b)	3.88%	12/15/28	2,873,308
3,605,000	Herc Holdings, Inc. (a) (b)	5.50%	07/15/27	3,714,953
750,000	Hertz (The) Corp. (a)	4.63%	12/01/26	729,199
1,450,000	Imola Merger Corp. (a)	4.75%	05/15/29	1,413,011
730,000	LBM Acquisition LLC (a)	6.25%	01/15/29	696,785
1,445,000	NESCO Holdings II, Inc. (a) (b)	5.50%	04/15/29	1,433,151
750,000	Nielsen Finance LLC/Nielsen Finance Co. (a)	4.50%	07/15/29	700,560
805,000	Picasso Finance Sub, Inc. (a) (b)	6.13%	06/15/25	835,280
1,915,000	Prime Security Services Borrower LLC/Prime Finance, Inc. (a)	3.38%	08/31/27	1,780,720
1,800,000	Sotheby’s (a)	7.38%	10/15/27	1,875,213
2,065,000	Sotheby’s/Bidfair Holdings, Inc. (a)	5.88%	06/01/29	2,094,178
2,200,000	Staples, Inc. (a)	7.50%	04/15/26	2,173,567
3,000,000	Uber Technologies, Inc. (a) (b)	7.50%	05/15/25	3,139,950
790,000	Uber Technologies, Inc. (a)	6.25%	01/15/28	820,814
2,165,000	United Rentals North America, Inc.	3.75%	01/15/32	2,076,506
4,765,000	WASH Multifamily Acquisition, Inc. (a) (b)	5.75%	04/15/26	4,832,734
2,500,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	2,428,888
880,000	WESCO Distribution, Inc. (a)	7.13%	06/15/25	922,803
1,045,000	WESCO Distribution, Inc. (a)	7.25%	06/15/28	1,120,836
225,000	White Cap Buyer LLC (a)	6.88%	10/15/28	231,140
855,000	Williams Scotsman International, Inc. (a)	4.63%	08/15/28	863,819
640,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (a)	3.88%	02/01/29	603,347
				53,136,386
	Technology & Electronics – 3.5%
900,000	Boxer Parent Co., Inc. (a)	7.13%	10/02/25	938,313
2,380,000	CommScope, Inc. (a)	6.00%	03/01/26	2,413,107
820,000	CommScope, Inc. (a)	8.25%	03/01/27	803,600
1,235,000	Dell International LLC/EMC Corp. (b)	8.35%	07/05/46	1,956,314
800,000	Endurance International Group Holdings, Inc. (a)	6.00%	02/15/29	712,924
1,900,000	Entegris, Inc. (a)	4.38%	04/15/28	1,889,588
1,760,000	Fair Isaac Corp. (a)	4.00%	06/15/28	1,746,289
2,330,000	Go Daddy Operating Co., LLC/GD Finance Co., Inc. (a) (b)	5.25%	12/01/27	2,390,580
2,220,000	NCR Corp. (a) (b)	5.13%	04/15/29	2,220,244
585,000	Presidio Holdings, Inc. (a)	8.25%	02/01/28	618,348
2,320,000	Viavi Solutions, Inc. (a)	3.75%	10/01/29	2,254,228
				17,943,535
	Telecommunications – 4.9%
1,200,000	Cable One, Inc. (a) (b)	4.00%	11/15/30	1,132,980
720,000	Embarq Corp. (b)	8.00%	06/01/36	742,237
5,925,000	Level 3 Financing, Inc. (b)	5.38%	05/01/25	6,015,268

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$1,765,000	Level 3 Financing, Inc. (a)	3.63%	01/15/29	$1,607,253
1,500,000	Level 3 Financing, Inc. (a) (b)	3.75%	07/15/29	1,371,113
3,295,000	Lumen Technologies, Inc. (a) (b)	5.38%	06/15/29	3,137,260
2,471,000	Lumen Technologies, Inc., Series P	7.60%	09/15/39	2,471,000
2,045,000	Sprint Capital Corp. (b)	8.75%	03/15/32	2,850,781
3,685,000	Sprint Corp. (b)	7.63%	03/01/26	4,224,834
2,035,000	T-Mobile USA, Inc. (a)	3.38%	04/15/29	1,996,518
				25,549,244
	Transportation – 2.0%
609,152	American Airlines 2013-2 Class A Pass Through Trust	4.95%	01/15/23	612,550
2,325,000	American Airlines Group, Inc. (a)	3.75%	03/01/25	2,154,705
1,540,000	American Airlines, Inc. (a)	11.75%	07/15/25	1,867,881
714,000	First Student Bidco, Inc./First Transit Parent, Inc. (a)	4.00%	07/31/29	677,715
716,529	JetBlue 2020-1 Class B Pass Through Trust	7.75%	11/15/28	824,961
1,300,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (a) (b)	6.50%	06/20/27	1,383,428
685,000	United Airlines, Inc. (a)	4.38%	04/15/26	681,143
895,000	United Airlines, Inc. (a) (b)	4.63%	04/15/29	887,111
1,289,534	US Airways 2000-3C Pass Through Trust	8.39%	03/01/22	1,299,343
				10,388,837
	Utility – 1.0%
655,000	Calpine Corp. (a)	3.75%	03/01/31	596,279
470,000	Clearway Energy Operating LLC (a)	3.75%	02/15/31	443,320
1,690,000	Clearway Energy Operating LLC (a) (b)	3.75%	01/15/32	1,607,714
1,355,000	FirstEnergy Corp.	4.40%	07/15/27	1,381,941
1,310,000	Vistra Operations Co. LLC (a)	4.38%	05/01/29	1,266,364
				5,295,618
	Total Corporate Bonds and Notes			516,769,638
	(Cost $515,701,774)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 22.8%
	Agency – 0.5%
2,250,000	Petroleos Mexicanos (USD)	6.50%	03/13/27	2,356,504
	Automotive – 0.5%
918,000	Clarios Global L.P. (USD) (a)	6.75%	05/15/25	953,494
607,000	Clarios Global L.P./Clarios US Finance Co. (USD) (a)	6.25%	05/15/26	628,218
1,099,000	Clarios Global L.P./Clarios US Finance Co. (USD) (a)	8.50%	05/15/27	1,150,593
				2,732,305
	Banking – 1.1%
2,485,000	Deutsche Bank AG/New York NY (USD) (b) (e)	3.73%	01/14/32	2,418,665
3,635,000	Deutsche Bank AG/New York NY (USD) (e)	3.74%	01/07/33	3,516,751
				5,935,416
	Basic Industry – 1.8%
1,350,000	Ahlstrom-Munksjo Holding 3 Oy (USD) (a)	4.88%	02/04/28	1,306,543
1,900,000	James Hardie International Finance DAC (USD) (a) (b)	5.00%	01/15/28	1,949,286
1,325,000	NOVA Chemicals Corp. (USD) (a)	4.25%	05/15/29	1,263,984

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Basic Industry (Continued)
2,250,000	SPCM S.A. (USD) (a)	3.38%	03/15/30	$2,115,551
2,200,000	Stora Enso OYJ (USD) (a) (b)	7.25%	04/15/36	2,960,323
				9,595,687
	Capital Goods – 3.8%
1,815,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (USD) (a)	3.25%	09/01/28	1,722,462
1,385,000	Bombardier, Inc. (USD) (a)	7.13%	06/15/26	1,410,969
3,100,000	Bombardier, Inc. (USD) (a) (b)	7.88%	04/15/27	3,134,456
2,240,000	Canpack S.A./Canpack US LLC (USD) (a)	3.13%	11/01/25	2,228,447
450,000	Canpack S.A./Canpack US LLC (USD) (a)	3.88%	11/15/29	431,742
1,880,000	Cascades, Inc./Cascades USA, Inc. (USD) (a) (b)	5.38%	01/15/28	1,910,400
1,945,000	Intertape Polymer Group, Inc. (USD) (a)	4.38%	06/15/29	1,923,644
875,000	OI European Group BV (USD) (a)	4.75%	02/15/30	851,204
3,630,000	Titan Acquisition Ltd./Titan Co-Borrower LLC (USD) (a)	7.75%	04/15/26	3,707,029
2,143,000	TK Elevator Holdco GmbH (USD) (a)	7.63%	07/15/28	2,259,086
				19,579,439
	Consumer Goods – 1.2%
2,725,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. (USD) (a) (b)	6.50%	04/15/29	2,956,788
1,000,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. (USD) (a)	5.50%	01/15/30	1,062,175
2,500,000	Minerva Luxembourg S.A. (USD) (a) (b)	4.38%	03/18/31	2,326,325
				6,345,288
	Energy – 1.0%
2,065,000	MEG Energy Corp. (USD) (a) (b)	7.13%	02/01/27	2,146,103
1,100,000	Petrobras Global Finance BV (USD)	5.60%	01/03/31	1,135,772
1,975,000	Petrobras Global Finance BV (USD)	5.50%	06/10/51	1,741,150
				5,023,025
	Healthcare – 2.6%
4,130,000	Bausch Health Cos., Inc. (USD) (a) (b)	9.00%	12/15/25	4,301,434
1,300,000	Bausch Health Cos., Inc. (USD) (a)	5.00%	01/30/28	1,098,214
1,250,000	Endo Luxembourg Finance Co I Sarl/Endo US, Inc. (USD) (a)	6.13%	04/01/29	1,188,744
3,850,000	Teva Pharmaceutical Finance Netherlands III B.V. (USD) (b)	7.13%	01/31/25	4,020,786
2,945,000	Teva Pharmaceutical Finance Netherlands III B.V. (USD) (b)	5.13%	05/09/29	2,836,329
				13,445,507
	Leisure – 1.9%
2,885,000	Carnival Corp. (USD) (a) (b)	6.00%	05/01/29	2,779,279
1,253,000	International Game Technology PLC (USD) (a)	5.25%	01/15/29	1,281,944
700,000	Melco Resorts Finance Ltd. (USD) (a)	5.75%	07/21/28	672,991
1,915,000	Royal Caribbean Cruises Ltd. (USD) (a) (b)	4.25%	07/01/26	1,789,108
3,315,000	Royal Caribbean Cruises Ltd. (USD) (a) (b)	5.38%	07/15/27	3,211,671
				9,734,993
	Media – 0.8%
1,820,000	UPC Holding, B.V. (USD) (a)	5.50%	01/15/28	1,851,086
2,700,000	Ziggo Bond Co. BV (USD) (a) (b)	5.13%	02/28/30	2,565,891
				4,416,977

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Retail – 0.6%
1,855,000	1011778 BC ULC/New Red Finance, Inc. (USD) (a)	5.75%	04/15/25	$1,912,626
1,000,000	1011778 BC ULC/New Red Finance, Inc. (USD) (a)	3.50%	02/15/29	948,300
				2,860,926
	Services – 2.2%
1,600,000	Garda World Security Corp. (USD) (a)	4.63%	02/15/27	1,564,120
3,410,000	Garda World Security Corp. (USD) (a) (b)	9.50%	11/01/27	3,588,292
1,765,000	GFL Environmental, Inc. (USD) (a) (b)	4.00%	08/01/28	1,647,098
655,000	GFL Environmental, Inc. (USD) (a) (b)	4.75%	06/15/29	636,365
4,125,000	Ritchie Bros. Auctioneers, Inc. (USD) (a) (b)	5.38%	01/15/25	4,160,063
				11,595,938
	Technology & Electronics – 0.4%
1,760,000	Open Text Corp. (USD) (a)	3.88%	12/01/29	1,693,340
570,000	Seagate HDD Cayman (USD)	4.13%	01/15/31	560,116
				2,253,456
	Telecommunications – 3.3%
1,980,000	Altice Financing S.A. (USD) (a)	5.00%	01/15/28	1,840,232
4,045,000	Altice France Holding S.A. (USD) (a)	6.00%	02/15/28	3,701,721
2,535,000	Altice France S.A./France (USD) (a) (b)	5.13%	07/15/29	2,350,592
600,000	DKT Finance ApS (EUR) (f)	7.00%	06/17/23	679,797
1,116,000	DKT Finance ApS (USD) (a)	9.38%	06/17/23	1,127,160
1,350,000	Iliad Holding SAS (USD) (a)	6.50%	10/15/26	1,369,494
2,040,000	Telecom Italia Capital S.A. (USD)	7.72%	06/04/38	2,201,109
1,300,000	Total Play Telecomunicaciones SA de CV (USD) (a)	6.38%	09/20/28	1,215,500
1,000,000	Vmed O2 UK Financing I PLC (GBP) (a)	4.50%	07/15/31	1,280,065
1,320,000	VZ Secured Financing BV (USD) (a)	5.00%	01/15/32	1,274,915
				17,040,585
	Transportation – 1.1%
850,000	Air Canada (USD) (a)	3.88%	08/15/26	825,775
2,595,000	Air Canada 2020-1 Class C Pass Through Trust (USD) (a)	10.50%	07/15/26	3,175,144
1,645,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (USD) (a)	5.50%	04/20/26	1,682,013
				5,682,932
	Total Foreign Corporate Bonds and Notes			118,598,978
	(Cost $120,072,534)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES – 7.2%
	Automotive – 1.2%
5,935,000	General Motors Financial Co., Inc., Series A (USD) (b) (e)	5.75%	(g)	6,278,043
	Banking – 2.9%
2,940,000	Bank of America Corp., Series DD (USD) (e)	6.30%	(g)	3,234,000
3,000,000	Barclays Bank PLC, 3 Mo. EUR LIBOR + 0.71% (EUR) (f) (h)	0.11%	(g)	3,260,483
4,475,000	Citigroup, Inc., Series M (USD) (e)	6.30%	(g)	4,618,424
3,935,000	Citigroup, Inc., Series V (USD) (e)	4.70%	(g)	3,949,953
				15,062,860

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES (Continued)
	Financial Services – 1.2%
3,175,000	American AgCredit Corp., Series QIB (USD) (a) (b) (e)	5.25%	(g)	$3,246,437
3,210,000	Textron Financial Corp., 3 Mo. LIBOR + 1.74% (USD) (a) (b) (h)	1.89%	02/15/42	2,696,400
				5,942,837
	Insurance – 1.6%
5,400,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (USD) (a) (b) (h)	2.81%	02/12/47	5,198,791
3,500,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (USD) (b) (h)	2.52%	05/17/66	3,062,500
				8,261,291
	Utility – 0.3%
1,695,000	Edison International (USD) (b) (e)	5.00%	(g)	1,692,763
	Total Capital Preferred Securities			37,237,794
	(Cost $36,571,299)
Principal Value	Description	Rate (i)	Stated Maturity (j)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 2.2%
	Capital Goods – 0.5%
$2,887,500	ADS Tactical, Inc., Initial Term Loan, 1 Mo. LIBOR + 5.75%, 1.00% Floor	6.75%	03/19/26	2,860,444
	Insurance – 0.2%
980,100	HUB International Ltd., Term Loan B3, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	977,817
	Services – 1.4%
7,000,000	TruGreen L.P., Initial Term Loan (Second Lien), 1 Mo. LIBOR + 8.50%, 0.75% Floor	9.25%	11/02/28	7,052,500
	Technology & Electronics – 0.1%
600,000	Dcert Buyer, Inc., First Amendment Refinancing Loan (Second Lien), 1 Mo. LIBOR + 7.00%, 0.00% Floor	7.11%	02/16/29	602,700
	Total Senior Floating-Rate Loan Interests			11,493,461
	(Cost $11,279,951)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 0.5%
	Collateralized Mortgage Obligations – 0.0%
	Washington Mutual Alternative Mortgage Pass-Through Certificates
12,841	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (k)	38.83%	06/25/37	22,366
	Commercial Mortgage-Backed Securities – 0.5%
	Securitized Asset Backed Receivables LLC Trust
6,675,563	Series 2006-FR4, Class A2A, 1 Mo. LIBOR + 0.08% (h)	0.19%	08/25/36	2,807,371
	Total Mortgage-Backed Securities			2,829,737
	(Cost $5,066,609)

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 0.1%
	Energy – 0.0%
7	Thunderbird Resources Equity, Inc. (l) (m) (n) (o)	$66,253
	Utility – 0.1%
13,918	Vistra Corp.	303,552
	Total Common Stocks	369,805
	(Cost $997,888)
RIGHTS – 0.0%
	Utility – 0.0%
13,918	Vistra Corp., no expiration date (m) (o)	19,068
	(Cost $22,917)
Total Investments – 132.3%	687,318,481
(Cost $689,712,972)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS SOLD SHORT – (10.6)%
$(30,000,000)	United States Treasury Note	1.38%	09/30/23	(30,159,375)
(24,000,000)	United States Treasury Note	2.88%	05/31/25	(25,113,750)
	Total U.S. Government Bonds Sold Short			(55,273,125)
	(Proceeds $52,553,860)
CORPORATE BONDS SOLD SHORT – (0.9)%
	Energy – (0.3)%
(1,600,000)	Halliburton Co.	2.92%	03/01/30	(1,606,322)
	Technology & Electronics – (0.6)%
(2,930,000)	Amkor Technology, Inc. (a)	6.63%	09/15/27	(3,082,360)
	Total Corporate Bonds Sold Short			(4,688,682)
	(Proceeds $4,479,457)
FOREIGN CORPORATE BONDS SOLD SHORT – (0.6)%
	Basic Industry – (0.6)%
(2,900,000)	FMG Resources (August 2006) Pty Ltd. (USD) (a)	5.13%	05/15/24	(3,008,141)
	(Proceeds $3,026,975)
	Total Investments Sold Short – (12.1)%			(62,969,948)
	(Proceeds $60,060,292)
Outstanding Loan – (27.4)%	(142,061,522)
Net Other Assets and Liabilities – 7.2%	37,082,130
Net Assets – 100.0%	$519,369,141

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2022	Sale Value as of 1/31/2022	Unrealized Appreciation/ (Depreciation)
05/06/22	JPM	USD	4,043,188	EUR	3,574,000	$ 4,043,188	$ 4,025,022	$ 18,166
05/06/22	JPM	USD	1,337,941	GBP	992,000	1,337,941	1,333,476	4,465
Net Unrealized Appreciation / (Depreciation)								$22,631

Counterparty Abbreviations
JPM	JPMorgan Chase

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $466,434,334 of total investments and $(6,090,501) of total investments sold short, or 89.8% and (1.2)% of net assets, respectively.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.75% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2021 to January 31, 2022), this security paid all of its interest in cash.
(d)	These notes are Senior PIK Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 8.25% per annum and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2021 to January 31, 2022), this security paid all of its interest in cash.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Perpetual maturity.
(h)	Floating or variable rate security.
(i)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate.
(j)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(k)	Inverse floating rate security.
(l)	This security is fair valued by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2022, securities noted as such are valued at $66,253 or 0.0% of net assets.
(m)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(n)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(o)	Non-income producing security.

EUR	Euro
GBP	British Pound Sterling
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 516,769,638	$ —	$ 516,769,638	$ —
Foreign Corporate Bonds and Notes*	118,598,978	—	118,598,978	—
Capital Preferred Securities*	37,237,794	—	37,237,794	—
Senior Floating-Rate Loan Interests*	11,493,461	—	11,493,461	—
Mortgage-Backed Securities	2,829,737	—	2,829,737	—
Common Stocks:
Energy	66,253	—	—	66,253
Utility	303,552	303,552	—	—
Rights*	19,068	—	19,068	—
Total Investments	687,318,481	303,552	686,948,676	66,253
Forward Foreign Currency Contracts	22,631	—	22,631	—
Total	$ 687,341,112	$ 303,552	$ 686,971,307	$ 66,253

LIABILITIES TABLE
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds Sold Short	$ (55,273,125)	$ —	$ (55,273,125)	$ —
Corporate Bonds Sold Short*	(4,688,682)	—	(4,688,682)	—
Foreign Corporate Bonds Sold Short*	(3,008,141)	—	(3,008,141)	—
Total Investments	$ (62,969,948)	$—	$ (62,969,948)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee. These values are based on unobservable and non-quantitative inputs.